Income Tax Expense - Reconciliations of Effective Income Tax Rates (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of effective tax rate [Line Items]
Effective tax rate	30.60%	30.60%	30.60%
Effective corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	23.20%	23.20%	23.20%
Effective local corporation tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	2.40%	2.40%	2.40%
Effective inhabitant tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	2.40%	2.40%	2.40%
Effective enterprise tax rate [member]
Reconciliation of effective tax rate [Line Items]
Effective tax rate	2.60%	2.60%	2.60%